Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2011
Inventory, Net [Abstract]
Components Of Net Inventories	The components of net inventories were as follows as of December 31, (in millions):

	2011	2010
Materials and supplies	$130.8	$116.8
Work in process	105.6	101.0
Finished products	463.5	483.8
	$699.9	$701.6